Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net
Medical equipment	$ 737	$ 737
Office furniture and equipment	55	55
Computer software and electronic equipment	88	78
Leasehold improvements	198	196
Property and equipment, gross	1,078	1,066
Less - Accumulated depreciation	907	872
Net book value	$ 171	$ 194